Revenue (Tables)	12 Months Ended
Sep. 30, 2023
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021

Major products / service lines
Digitization	$819,604	$354,620	$1,255,982
Non-Lethal	411,758	330,658	-
Training and services	-	34,590	-
Other	3,088	1,651	19,822
	$1,234,450	$721,519	$1,275,804

Primary geographical markets
United States	42,780	389,210	1,238,063
Canada	743,200	332,309	37,741
Europe	448,470	-	-
	1,234,450	721,519	1,275,804

Timing of revenue recognition
Products and services transferred over time	$819,604	$389,210	$1,238,063
Products transferred at a point in time	414,846	332,309	37,741
	$1,234,450	$721,519	$1,275,804